Guarantees and product warranty (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Related liability	$ 13	$ 14		$ 7
Guarantor Obligations
Percentage of equity interest sold in subsidiary (as a percent)			65.00%
Guarantees, maximum potential amount of future payments	805	486		275
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	1,005	927		586
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	1,005	927		586
Unused commitments and lines of credit for dealers	10,503	10,863		6,469
Unused commitments and lines of credit for customers	4,635	4,690		2,785
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	193	180		140
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	62	77		96
Customer guarantees-supplier consortium
Guarantor Obligations
Guarantees, maximum potential amount of future payments	364	0		0
Third party logistics business
Guarantor Obligations
Guarantees, maximum potential amount of future payments	151	176		0
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	0	0		11
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 35	$ 53		$ 28